Inventories	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Inventories

11.	Inventories

	June 30, 2023	December 31, 2022
Finished products
Iron Solutions	2,638	2,126
Energy Transition Metals	638	651
	3,276	2,777

Work in progress	901	800
Consumable inventory	1,157	1,010

Allowance to net realizable value (i)	(141)	(105)
Total of inventories	5,193	4,482

(i)	In the six-month period ended June 30, 2023, the effect of allowance to net realizable value was US$47 (2022: US$22).